UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 342-5734

Date of fiscal year end: December 31, 2013

Date of reporting period: December 31, 2013

Item 1.     Reports to Stockholders.

FINANCIAL STATEMENTS

KP Fixed Income Fund

December 31, 2013

With Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of KP Funds and Shareholders of KP Fixed Income Fund:

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of KP Fixed Income Fund (the “Fund”) at December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund’s management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

February 28, 2014

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

KP Fixed Income Fund

Statement of Assets and Liabilities

December 31, 2013

Assets

Cash equivalent (see note 3)	$ 100,000
Deferred offering costs	21,481

Total assets	$ 121,481

Liabilities

Offering costs payable	$ 21,481

Total liabilities	$ 21,481

Net assets	$ 100,000

Net assets are comprised of:
Paid-in capital	$ 100,000

Net assets	$ 100,000

Net assets

Institutional class shares	$ 100,000

Shares outstanding

Institutional class shares	10,000

Net asset value per share

Institutional class shares	$10.00

The accompanying notes are an integral part of the financial statements.

KP Fixed Income Fund

Notes to Financial Statements

As of December 31, 2013

1. Organization

KP Funds (the “Trust”), was organized on March 25, 2013 as a statutory trust under the laws of the Commonwealth of Massachusetts. The Trust is an open-end registered management investment company comprised of fourteen funds: KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (collectively, the “Asset Class Funds”); and KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, and KP Retirement Path 2060 Fund (collectively, the “Target Date Funds” and collectively with the Asset Class Funds, the “Funds”). The investment objective of the KP Large Cap Equity Fund, KP Small Cap Equity Fund and KP International Equity Fund is to seek long-term capital appreciation. The investment objective of the KP Fixed Income Fund is to provide current income consistent with the preservation of capital. The investment objective of the KP Retirement Path 2015, KP Retirement Path 2020, KP Retirement Path 2025, KP Retirement Path 2030, KP Retirement Path 2035, KP Retirement Path 2040, KP Retirement Path 2045, KP Retirement Path 2050, KP Retirement Path 2055, and KP Retirement Path 2060 Fund is to seek a balance of long-term capital growth, inflation protection, and current income. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are registered to offer Institutional Class Shares. A Statement of Operations, Statement of Changes in Net Assets and Financial Highlights are not disclosed within the financial statements, as KP Fixed Income Fund has not commenced operations as of the date of the financial statements.

Callan Associates Inc. serves as the Funds’ investment adviser (the “Adviser”). The Adviser will engage a number of sub-advisers (the “Sub-Advisers”) to manage a portion of KP Fixed Income Fund’s assets. The Trust has had no operations to date other than matters relating to its organization and offering as an open-end management investment company under the 1940 Act. To date, the only capital contribution to the Trust and the Funds resulted in the issuance of 10,000 shares of beneficial interest (“Shares”) of the Institutional Class Shares of the KP Fixed Income Fund at an aggregate purchase price of $100,000 on September 3, 2013. Kaiser Foundation Health Plan Inc. owns 100% of the outstanding Shares of the KP Fixed Income Fund.

The financial statements presented herein are that of the KP Fixed Income Fund.

2. Summary of Significant Accounting Policies

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). A statement of operations, statement of changes in net assets and financial highlights has not been presented because the Fund has not commenced operations.

KP Fixed Income Fund

Notes to Financial Statements

As of December 31, 2013

2. Summary of Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Valuation of Investments

The Trust generally uses market quotations and valuations provided by independent pricing services for the valuation of investment securities. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, the Trust’s valuation committee (the “Valuation Committee”) will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). Examples of situations where the Adviser may determine that the market price of a security is unreliable include, but are not limited to: if a security or other asset or liability does not have a price source due to its lack of liquidity, if the Adviser believes a market quotation from a broker-dealer or other source is unreliable, or where the security or other asset or other liability is thinly traded. The Valuation Committee’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Valuation Committee assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

KP Fixed Income Fund

Notes to Financial Statements

As of December 31, 2013

2. Summary of Significant Accounting Policies (continued)

Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of December 31, 2013, the Fund’s investment in the State Street Institutional Liquid Reserves Fund was valued at the net asset value per share and was considered Level 1, in accordance with the fair value hierarchy.

Security Transactions, Dividend and Investment Income

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount.

Expenses

Expenses that are directly related to Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

Investment transactions

Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

Organization and Offering Costs

All organizational expenses of the Trust will be borne by the Investment Adviser and will not be subject to future recoupment. As a result, organizational expenses are not reflected in the statement of assets and liabilities. Offering costs are amortized for a period of twelve months upon commencement of operations of the Fund.

KP Fixed Income Fund

Notes to Financial Statements

As of December 31, 2013

2. Summary of Significant Accounting Policies (concluded)

Income Taxes

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to their shareholders.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

3. Cash Equivalent

The Fund considers all highly liquid financial instruments with a maturity of three months or less to be cash equivalents. As of December 31, 2013, the Fund held 100,000 shares, valued at $100,000, in the State Street Liquid Reserves Fund.

The Fund’s investment in the State Street Liquid Reserves Fund represents 100% of the Fund’s net assets as of December 31, 2013. The Fund, therefore, has a concentration of credit risk which is the risk that the issuer or a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

4. Agreements

Investment Advisory and Sub-Advisory Agreements

The Fund and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser oversees the investment advisory services provided to the Funds and may directly manage a portion of the Fund’s assets under certain circumstances. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with the Adviser, and under the supervision of the Adviser and the Board, one or more Sub-Advisers are responsible for the day-today investment management of all or a distinct portion of the assets of the Fund.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly at an annual rate of 0.05% of the Fund’s average daily net assets. In addition to the fee payable by the Fund to the Adviser, the Fund pays a fee directly to its Sub-Advisers. For its services, each Sub-Adviser receives a fee based on a specified percentage of the portion of the Fund’s assets allocated to that Sub-Adviser. These fees are not charged until the Fund’s commencement of operations.

KP Fixed Income Fund

Notes to Financial Statements

As of December 31, 2013

4. Agreements (concluded)

Administrator, Custodian and Transfer Agent

SEI Investments Global Fund Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee equal to 0.03% of the Fund’s average daily net assets. These fees are not charged until the Fund’s commencement of operations.

State Street Bank and Trust Company (the “Custodian”) serves as the Fund’s Custodian pursuant to a custody agreement. Northeast Retirement Services, Inc. (the “Transfer Agent”) serves as the Fund’s Transfer Agent pursuant to a transfer agency agreement.

Distribution Agreement

SEI Investments Distribution Co., a wholly-owned subsidiary of the Administrator (the “Distributor”), serves as the Fund’s distributor pursuant to a distribution agreement.

5. Risks

As with all mutual funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value and ability to meet its investment objective.

Credit Risk – Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Fixed Income Market Risk – Fixed income market risk is the risk that the prices of the Fund’s fixed income securities, including structured notes, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk – Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

KP Fixed Income Fund

Notes to Financial Statements

As of December 31, 2013

5. Risks (concluded)

Derivatives Risk – The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund chooses. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. There were no derivatives held by KP Fixed Income Fund as of and for the period ended December 31, 2013.

6. Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events, except as set forth above that would require disclosure in the Fund’s financial statements through this date.

On January 10, 2014, the Asset Class Funds and Target Date Funds commenced operations.

Item 2.     Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.     Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and John Darr, and they are independent as defined in Form N-CSR

Item 3(a)(2).

Item 4.     Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$9,000	$0	$0
(b)	Audit- Related Fees	$0	$0	$0
(c)	Tax Fees	$0	$0	$0
(d)	All Other Fees	$0	$0	$0

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant ‘s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2)     Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

2013
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	N/A

(f)          Not applicable.

(g)         The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 for 2013.

(h)         During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: March 7, 2014

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson, Treasurer,
Controller & CFO

Date: March 7, 2014

*	Print the name and title of each signing officer under his or her signature.